FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08034
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                      FRANKLIN REAL ESTATE SECURITIES TRUST
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               (Exact name of registrant as specified in charter)


                 ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
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               (Address of principal executive offices) (Zip code)


          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          -------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------
Date of fiscal year end:  4/30
                          ----

Date of reporting period: 1/31/10
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Item 1. Schedule of Investments.


Franklin Real Estate Securities Trust
Franklin Real Estate Securities Fund
STATEMENT OF INVESTMENTS, JANUARY 31, 2010 (UNAUDITED)

                                                           Shares      Value
                                                        ----------  ------------
    COMMON STOCKS 95.0%
    Hotels, Restaurants & leisure 0.5%
    Starwood Hotels & Resorts Worldwide Inc.                29,500  $    982,940
                                                                    ------------
    REAL ESTATE INVESTMENT TRUSTS 93.9%
    Alexandria Real Estate Equities Inc.                    75,300     4,497,669
    AMB Property Corp.                                     197,600     4,742,400
    Apartment Investment & Management Co., A               143,600     2,205,696
    AvalonBay Communities Inc.                              76,072     5,827,876
    Boston Properties Inc.                                 201,700    13,084,279
    Camden Property Trust                                  102,000     3,954,540
    Corporate Office Properties Trust                       88,400     3,154,996
    Developers Diversified Realty Corp.                    213,707     1,763,083
    Digital Realty Trust Inc.                               94,300     4,526,400
    Douglas Emmett Inc.                                    116,900     1,616,727
    DuPont Fabros Technology Inc.                          109,700     1,823,214
    Equity Lifestyle Properties Inc.                        83,900     4,054,048
    Equity Residential                                     337,544    10,818,285
    Essex Property Trust Inc.                               28,100     2,239,289
    Federal Realty Investment Trust                         57,300     3,688,974
    General Growth Properties Inc.                         189,043     1,758,100
    Government Properties Income Trust                      73,400     1,703,614
    HCP Inc.                                               287,600     8,153,460
    Health Care REIT Inc.                                  103,200     4,437,600
    Highwoods Properties Inc.                               65,800     1,987,818
    Host Hotels & Resorts Inc.                             923,100     9,784,860
    Kilroy Realty Corp.                                     63,500     1,834,515
    Kimco Realty Corp.                                     215,800     2,723,396
    LaSalle Hotel Properties                                79,200     1,595,880
    Liberty Property Trust                                 106,300     3,231,520
    The Macerich Co.                                        81,650     2,518,902
    Mack-Cali Realty Corp.                                  91,400     2,981,468
    National Retail Properties Inc.                        173,400     3,502,680
    Nationwide Health Properties Inc.                      162,400     5,352,704
(a) pebblebrook Hotel Trust                                 93,900     1,936,218
    ProLogis                                               365,800     4,609,080
    Public Storage                                         126,100     9,984,598
    Realty Income Corp.                                     97,600     2,725,968
    Regency Centers Corp.                                  103,900     3,479,611
    Simon Property Group Inc.                              214,800    15,465,600
    SL Green Realty Corp.                                   56,000     2,547,440
    Starwood Property Trust Inc.                            46,600       913,826
(a) Sunstone Hotel Investors Inc.                          147,800     1,269,602
    Tanger Factory Outlet Centers Inc.                      22,200       850,260
    Taubman Centers Inc.                                    33,100     1,047,946
    UDR Inc.                                               274,262     4,267,517
    Ventas Inc.                                            255,942    10,800,752
    Vornado Realty Trust                                   165,245    10,688,047
                                                                    ------------
                                                                     190,150,458
                                                                    ------------
    REAL ESTATE MANAGEMENT & DEVELOPMENT 0.6%
(a) Forest City Enterprises Inc., A                        110,700     1,252,017
                                                                    ------------
    TOTAL COMMON STOCKS (COST $138,593,203)                          192,385,415
                                                                    ------------
    SHORT TERM INVESTMENTS (COST $11,147,221) 5.5%
    MONEY MARKET FUNDS 5.5%
(b) Institutional Fiduciary Trust Money
    Market Portfolio, 0.00%                             11,147,221    11,147,221
                                                                    ------------
    TOTAL INVESTMENTS (COST $149,740,424) 100.5%                     203,532,636
    OTHER ASSETS, LESS LIABILITIES (0.5)%                               (954,739)
                                                                    ------------
    NET ASSETS 100.0%                                               $202,577,897
                                                                    ============

(a)  Non-income producing.

(b) The Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

   Quarterly Statement of Investments    See Notes to Statements of Investments.

Franklin Real Estate Securities Trust
Franklin Real Estate Securities Fund
STATEMENT OF INVESTMENTS, JANUARY 31, 2010 (UNAUDITED) (CONTINUED)

ABBREVIATIONS

SELECTED PORTFOLIO

REIT   Real Estate Investment Trust

FRANKLIN REAL ESTATE SECURITIES TRUST
Notes to Statement of Investments (unaudited)

FRANKLIN REAL ESTATE SECURITIES FUND

1. ORGANIZATION


Franklin Real Estate Securities Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an Open-end investment company, consisting of one fund, the Franklin Real Estate Securities Fund (Fund).

2. SECURITY VALUATION

Equity and other securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds are valued at the closing net asset value.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis based upon the underlying investment book value, anticipated future cash flows, market changes in comparable or similar securities, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund's Board of Trustees.

3. INCOME TAXES

At January 31, 2010, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments                         $200,872,545
                                            ------------
Unrealized appreciation                     $ 51,747,459
Unrealized depreciation                      (49,087,368)
                                            ------------
Net unrealized appreciation(depreciation)   $  2,660,091
                                            ============

4. FAIR VALUE MEASUREMENTS

The Trust follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's investments and are summarized in the following fair value hierarchy:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

At January 31, 2010, all of the Fund's investments in securities carried at fair value were in Level 1 inputs. For detailed industry descriptions, see the accompanying Statement of Investments.

5. NEW ACCOUNTING PRONOUNCEMENTS

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2010-6, FAIR VALUE MEASUREMENTS AND DISCLOSURES (TOPIC 820): IMPROVING DISCLOSURES ABOUT FAIR VALUE MEASUREMENTS, which enhances and clarifies existing fair value measurement disclosure requirements and is effective for interim and annual periods beginning after December 15, 2009. The Fund is currently evaluating the impact, if any, of applying this provision.

6. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

For information on the Fund's policy regarding other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.




Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and
Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN REAL ESTATE SECURITIES TRUST

By /s/LAURA F. FERGRESON
  ----------------------
   Laura F. Fergerson
   Chief Executive Officer -
     Finance and Administration
Date  March 30, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/LAURA F. FERGRESON
  ----------------------
   Laura F. Fergerson
   Chief Executive Officer -
     Finance and Administration
Date  March 30, 2010


By /s/GASTON GARDEY
  -----------------
  Gaston Gardey
  Chief Financial Officer and
    Chief Accounting Officer
Date  March 30, 2010